Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended																				12 Months Ended
		Dec. 31, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 30, 2022	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Common shares, dividends declared (USD per share)																						$ 4.90		$ 1.15		$ 0.40
Dividends paid to common shareholders	[1]																					$ 674		$ 234		$ 234
Preferred stock dividends paid (USD per share)						$ 15.688377		$ 20.753157		$ 20.67700		$ 18.92463		$ 26.875			$ 26.875			$ 26.875
Dividends paid to preferred shareholders						$ 8		$ 10		$ 10		$ 10		$ 13			$ 14			$ 13		8	[1]	43	[1]	27	[1]
Annual variable dividend
Common shares, dividends declared (USD per share)		$ 4.50
Common stock dividends (in dollars per share)							$ 0.75
Dividends paid to common shareholders							$ 439
Quarterly dividend
Common shares, dividends declared (USD per share)		$ 0.10
Common stock dividends (in dollars per share)			$ 0.10	$ 0.10	$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.10		$ 0.10	$ 0.10		$ 0.10	$ 0.10		$ 0.10
Dividends paid to common shareholders			$ 59	$ 58	$ 59		$ 59		$ 58		$ 59		$ 59		$ 58	$ 58		$ 59	$ 59		$ 58
Common equities
Dividends payable on common shares		$ 2,695						$ 498														2,695		$ 498		$ 58
Common equities | Annual variable dividend
Dividends payable on common shares		2,637																				2,637
Common equities | Quarterly dividend
Dividends payable on common shares		$ 58																				$ 58

[1]	See Note 14 – Dividends for further discussion.